Employee Benefit Plans Fair Values of Plan Investments by Hierarchy Level (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,258	$ 14,144	$ 12,779
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,297	10,105
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	547
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	104
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	554	407
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	301	294
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	288	279
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	432
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	695	637
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	397	288
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168	182
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,112	6,935
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,517	3,263
Significant Other Observable Inputs (Level 2) [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	922	672
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	481	739
Significant Other Observable Inputs (Level 2) [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100
Significant Other Observable Inputs (Level 2) [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	203	211
Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,911	1,541
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,814	13,368
Fair Value [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	922	1,219
Fair Value [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	541	739
Fair Value [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100
Fair Value [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	203	211
Fair Value [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,272	1,645
Fair Value [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	554	407
Fair Value [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	301	294
Fair Value [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	288	279
Fair Value [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	432
Fair Value [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	695	637
Fair Value [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	397	288
Fair Value [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168	182
Fair Value [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,112	$ 6,935